Segment Reporting - Disclosure of Operating Segment Information (Detail) (Parenthetical) - Jun. 30, 2020 £ in Millions, $ in Millions	GBP (£)	AUD ($)
Glaxo Smith Kline (GSK) [member]
Disclosure of operating segments [line items]
Milestone payment	£ 4.0	$ 7.5